Loans and Financing (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	R$ 3,389,380	R$ 4,647,195
Transaction cost	(20,961)	(28,401)
Net debt	3,368,419	R$ 4,618,794
Local Currency [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	3,169,285
Transaction cost	(18,693)
Net debt	3,150,592
2027 | Local Currency [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	591,918
Transaction cost	(2,274)
Net debt	589,644
2028 | Local Currency [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	550,308
Transaction cost	(2,035)
Net debt	548,273
2029 | Local Currency [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	174,444
Transaction cost	(1,802)
Net debt	172,642
2030 | Local Currency [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	168,989
Transaction cost	(1,755)
Net debt	167,234
2031 | Local Currency [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	164,598
Transaction cost	(1,660)
Net debt	162,938
After 2031 | Local Currency [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	1,519,028
Transaction cost	(9,167)
Net debt	R$ 1,509,861